Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Computer Software [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Computer Software [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	3 years
Patents [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	20 years